Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 2 and 3 FV Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets	$ 1,616,873	$ 1,773,414
Fair value
Financial instruments
Financial assets	768,692	939,105
Fair value | Level 2
Financial instruments
Financial assets	407,739	502,355
Fair value | Level 3
Financial instruments
Financial assets	4,249	622	$ 3,813	$ 1,565
Fair value | Level 2 and 3
Financial instruments
Financial assets	411,988	502,977
Debt and equity instruments | Fair value | Level 3
Financial instruments
Financial assets	54
Trading derivative assets | Fair value | Level 3
Financial instruments
Financial assets	139	622	938	794
Debt instruments
Financial instruments
Financial assets	513,568	573,046
Equity investments
Financial instruments
Financial assets	3,563	2,679
Loans and advances - Credit institutions
Financial instruments
Financial assets	94,978	123,883
Loans and advances - Customers
Financial instruments
Financial assets	751,053	698,276
Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets	4,056		2,875	771
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	361,615	574,710
Financial assets at fair value through profit or loss category | Fair value | Level 2
Financial instruments
Financial assets	255,403	395,923
Financial assets at fair value through profit or loss category | Fair value | Level 3
Financial instruments
Financial assets	139	622
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	255,542	396,545
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2
Financial instruments
Financial assets	49,404	30,019
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	49,404	30,019
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2
Financial instruments
Financial assets	711	232
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	711	232
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2
Financial instruments
Financial assets	130	114
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial assets	130	114
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2
Financial instruments
Financial assets	11	1
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	11	1
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial assets	115	112
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial assets	115	112
Financial assets at fair value through profit or loss category | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial assets	4	1
Financial assets at fair value through profit or loss category | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial assets	4	1
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial assets	1,874	3,879
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1,874	3,879
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial assets	1,874	3,879
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1,874	3,879
Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Financial assets	110,975	206,272
Financial assets at fair value through profit or loss category | Equity investments
Financial instruments
Financial assets	2,764	1,911
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	129,668	281,885
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 3
Financial instruments
Financial assets	139	622
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	129,807	282,507
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2
Financial instruments
Financial assets		48
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial assets		48
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial assets	5,130	9,390
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	5,130	9,390
Financial assets at fair value through profit or loss category | Loans and advances - Credit institutions | Fair value | Level 2
Financial instruments
Financial assets	58,486	59,512
Financial assets at fair value through profit or loss category | Loans and advances - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial assets	58,486	59,512
Financial assets at fair value through profit or loss category | Loans and advances - Customers | Fair value | Level 2
Financial instruments
Financial assets	10,000	10,844
Financial assets at fair value through profit or loss category | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	10,000	10,844
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions
Financial instruments
Financial assets	58,486	59,512
Financial assets designated at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	10,000	10,844
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	395,829	356,089
Financial assets at fair value through other comprehensive income category | Fair value | Level 2
Financial instruments
Financial assets	141,088	98,126
Financial assets at fair value through other comprehensive income category | Fair value | Level 3
Financial instruments
Financial assets	4,110
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	145,198	98,126
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial instruments
Financial assets	390,974	355,321	$ 233,463	$ 154,483
Financial assets at fair value through other comprehensive income category | Debt instruments | Fair value | Level 2
Financial instruments
Financial assets	141,088	98,072
Financial assets at fair value through other comprehensive income category | Debt instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	141,088	98,072
Financial assets at fair value through other comprehensive income category | Equity investments
Financial instruments
Financial assets	799	768
Financial assets at fair value through other comprehensive income category | Equity investments | Fair value | Level 2
Financial instruments
Financial assets		54
Financial assets at fair value through other comprehensive income category | Equity investments | Fair value | Level 3
Financial instruments
Financial assets	54
Financial assets at fair value through other comprehensive income category | Equity investments | Fair value | Level 2 and 3
Financial instruments
Financial assets	54	54
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets	4,056
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets	4,056
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	4,056
Hedging derivatives category | Fair value
Financial instruments
Financial assets	11,248	8,306
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial assets	11,248	8,306
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	11,248	8,306
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	6,015	4,294
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	6,015	4,294
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial assets	5,233	4,012
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 5,233	$ 4,012